CONCENTRATIONS OF RISK (Details Narrative)	6 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022	Mar. 31, 2023 USD ($)	Mar. 31, 2022 HKD ($)	Sep. 30, 2023 HKD ($)	Mar. 31, 2023 HKD ($)
Concentration Risk [Line Items]
Deposit	$ 64,102		$ 64,126		$ 500,000	$ 500,000
Cash and cash equivalents	$ 18,434		$ 67,975	$ 420,582	$ 143,788	$ 530,206
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%	10.00%	10.00%
Accounts Payable [Member] | Vendor Concentration Risk [Member] | No Vendors [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%
Accounts Payable [Member] | Vendor Concentration Risk [Member] | Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage				10.00%
Accounts Payable [Member] | Vendor Concentration Risk [Member] | No Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage			10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage			10.00%	10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	12.00%		12.00%